Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.)	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.)	Information Provided in Connection with Investments in Deferred Annuity
Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance
Company (U.S.A.)
The following summarized financial information, presented in accordance with IFRS, and the related disclosure have been included in these Consolidated Financial Statements with respect to JHUSA pursuant to Rule 13-01 of Regulation S-X and Rule
12h-5 of the United States Securities and Exchange Commission (the “Commission”). These financial statements are incorporated by reference in certain of the MFC and its subsidiaries registration statements that are described below and relate to MFC’s guarantee of certain securities issued or to be issued by its subsidiaries.
JHUSA maintains a book of deferred annuity contracts that feature a market value adjustment, some of which are registered with the Commission. The deferred annuity contracts may contain variable investment options along with fixed investment period options, or may offer only fixed investment period options. The fixed investment period options enable the participant to invest fixed amounts of money for fixed terms at fixed interest rates, subject to a market value adjustment if the participant desires to terminate a fixed investment period before its maturity date. The annuity contract provides for the market value adjustment to keep the parties whole with respect to the fixed interest bargain for the entire fixed investment period. These fixed investment period options that contain a market value adjustment feature are referred to as “MVAs”.
JHUSA has sold medium-term notes to retail investors under its SignatureNotes program.
Effective December 31, 2009, John Hancock Variable Life Insurance Company (the “Variable Company”) and John Hancock Life
Insurance Company (the “Life Company”) merged with and into JHUSA. In connection with the mergers, JHUSA assumed the
Variable Company’s rights and obligations with respect to the MVAs issued by the Variable Company and the Life Company’s rights and obligations with respect to the SignatureNotes issued by the Life Company.
MFC fully and unconditionally guaranteed the payment of JHUSA’s obligations under the MVAs and under the SignatureNotes
(including the MVAs and SignatureNotes assumed by JHUSA in the merger), and such MVAs and the SignatureNotes were registered with the Commission. The SignatureNotes and MVAs assumed or issued by JHUSA are collectively referred to in this note as the “Guaranteed Securities”. JHUSA is, and each of the Variable Company and the Life Company was, a wholly owned subsidiary of MFC.
MFC’s guarantees of the Guaranteed Securities are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the Guaranteed Securities.
The laws of the State of New York govern MFC’s guarantees of the SignatureNotes issued or assumed by JHUSA and the laws of the Commonwealth of Massachusetts govern MFC’s guarantees of the MVAs issued or assumed by JHUSA. MFC has consented to the jurisdiction of the courts of New York and Massachusetts. However, because a substantial portion of MFC’s assets is located outside the United States, the assets of MFC located in the United States may not be sufficient to satisfy a judgment given by a federal or state court in the United States to enforce the subordinate guarantees. In general, the federal laws of Canada and the laws of the Province of Ontario, where MFC’s principal executive offices are located, permit an action to be brought in Ontario to enforce such a judgment provided that such judgment is subsisting and unsatisfied for a fixed sum of money and not void or voidable in the United States and a Canadian court will render a judgment against MFC in a certain dollar amount, expressed in Canadian dollars, subject to customary qualifications regarding fraud, violations of public policy, laws limiting the enforcement of creditor’s rights and applicable statutes of limitations on judgments. There is currently no public policy in effect in the Province of Ontario that would support avoiding the recognition and enforcement in Ontario of a judgment of a
New York or Massachusetts court on MFC’s guarantees of the SignatureNotes issued or assumed by JHUSA or a
Massachusetts court on guarantees of the MVAs issued or assumed by JHUSA.
MFC is a holding company. MFC’s assets primarily consist of investments in its subsidiaries. MFC’s cash flows primarily consist of dividends and interest payments from its operating subsidiaries, offset by expenses and shareholder dividends and MFC stock repurchases. As a holding company, MFC’s ability to meet its cash requirements, including, but not limited to, paying any amounts due under its guarantees, substantially depends upon dividends from its operating subsidiaries.
These subsidiaries are subject to certain regulatory restrictions under laws in Canada, the United States and certain other countries, which may limit their ability to pay dividends or make contributions or loans to MFC. For example, some of MFC’s subsidiaries are subject to restrictions prescribed by the ICA on their ability to declare and pay dividends. The restrictions related to dividends imposed by the ICA are described in note 12.
In the United States, insurance laws in Michigan, New York, and Massachusetts, the jurisdictions in which certain of MFC’s U.S.
insurance company subsidiaries are domiciled, impose general limitations on the payment of dividends and other upstream distributions or loans by these insurance subsidiaries.
In Asia, the insurance laws of the jurisdictions in which MFC operates either provide for specific restrictions on the payment of dividends or other distributions or loans by subsidiaries or impose solvency or other financial tests, which could affect the ability of subsidiaries to pay dividends or make other upstream distributions or loans in certain circumstances.
There can be no assurance that any current or future regulatory restrictions in Canada, the United States or Asia will not impair
MFC’s ability to meet its cash requirements, including, but not limited to, paying any amounts due under its guarantees.
The following tables present summarized financial information for JHUSA (Subsidiary Issuer) and MFC (Parent) on a combined basis after elimination of (i) intercompany transactions and balances between JHUSA and MFC; (ii) equity in earnings among
JHUSA and MFC; (iii) intercompany dividend income among JHUSA and MFC; and (iv) investments in MFC’s subsidiaries other than JHUSA (“non-guarantor subsidiaries”).

As at	December 31, 2025	December 31, 2024
Assets
Total invested assets(1)	$107,703	$112,570
Reinsurance contract held assets(2)	49,463	46,811
Other assets(3)	11,995	11,712
Segregated funds net assets	224,457	218,909
Liabilities
Insurance contract liabilities, excluding those for account of segregated fund holders(4)	$146,300	$148,828
Investment contract liabilities(5)	6,131	5,260
Other liabilities(6)	7,471	9,953
Long-term debt	7,685	6,629
Capital instruments	6,342	6,884
Insurance contract liabilities for account of segregated fund holders	57,115	58,137
Investment contract liabilities for account of segregated fund holders	167,341	160,772
(1)Includes $(908) (2024 – $(2,422)) cash loaned to (borrowed from) non-guarantor subsidiaries.
(2)Includes $9,542 (2024 – $9,689) reinsurance contract held assets from intercompany transactions with non-guarantor subsidiaries.
(3)Includes $3,866 (2024 – $3,227) due from non-guarantor subsidiaries.
(4)Includes $(22) (2024 – $(943)) insurance contract liabilities (assets) from intercompany transactions with non-guarantor subsidiaries.
(5)Includes $606 (2024 – $632) investment contract liabilities from intercompany transactions with non-guarantor subsidiaries.
(6)Includes $1,737 (2024 – $2,443) due to non-guarantor subsidiaries.

For the year ended December 31,	2025	2024
Total insurance service result(1)	$433	$212
Total investment result(2)	(555)	1,491
Other revenue (expenses)(3)	(702)	(948)
Net income (loss) before income taxes	(824)	755
Income tax (expenses) recoveries	345	22
Net income (loss) after income taxes, before equity in net income (loss) of non-guarantor subsidiaries	(479)	777
Equity in net income (loss) of non-guarantor subsidiaries	6,083	5,667
Net income (loss)	$5,604	$6,444
(1)Includes $53 intercompany insurance service result from non-guarantor subsidiaries for the year ended December 31, 2025 (2024 – $111).
(2)Includes $599 intercompany investment income (loss) to non-guarantor subsidiaries for the year ended December 31, 2025 (2024 – $926).
(3)Includes $441 other intercompany revenue (expenses) from non-guarantor subsidiaries for the year ended December 31, 2025 (2024 – $365).